Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2011	2010	2009
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17

Net income	3,168	2,561	2,901

Weighted-average number of shares outstanding (in millions)	2,288	2,287	2,284
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.38	1.12	1.26
Income from discontinued operations, net of tax	—	—	0.01

Net income	1.38	1.12	1.27

Diluted earnings per share

($ in millions, except per share data in $)	2011	2010	2009
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17

Net income	3,168	2,561	2,901

Weighted-average number of shares outstanding (in millions)	2,288	2,287	2,284
Effect of dilutive securities:
Call options and shares	3	4	4

Dilutive weighted-average number of shares outstanding	2,291	2,291	2,288

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.38	1.11	1.26
Income from discontinued operations, net of tax	—	0.01	0.01

Net income	1.38	1.12	1.27